Provisions	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions	PROVISIONSFinancial detail
At June 30, 2023 and at December 31, 2022, this line item amounted to €56 and €61, respectively.

Change in provisions	As of	Increase	Decrease	Decrease	As of
(in € thousands)	2022/12/31		(used)	(unused)	2023/06/30
Provision for charges	61	—	(21)	16	56
TOTAL	61	—	(21)	16	56